Fair Values (Details Textuals) (USD $)	12 Months Ended
Dec. 31, 2011
Fair Values (Textuals) [Abstract]
Fair Value Level One To Level Two Transfers Amount	$ 0
Fair Value Level Two To Level One Transfers Amount	$ 340,000,000